Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements:

FASB ASC 820-10 Fair Value Measurements and Disclosures defines fair value as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC 820 requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets and liabilities. Active market means a market in which transactions for assets or liabilities occur with “sufficient frequency” and volume to provide pricing information on an ongoing unadjusted basis. Cash equivalents include highly liquid investments with an original maturity of three months or less at acquisition. We have determined that our cash equivalents in their entirety are classified as Level 1 within the fair value hierarchy.
Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Our Level 2 assets primarily include debt securities, including corporate bonds with quoted prices that are traded less frequently than exchange-traded instruments. All of our Level 2 asset values are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The pricing model information is provided by third party entities (e.g., banks or brokers). In some instances, these third party entities engage external pricing services to estimate the fair value of these securities. We have a general understanding of the methodologies employed by the pricing services in their pricing models. We corroborate the estimates of non-binding quotes from the third party entities’ pricing services to an independent source that provides quoted market prices from broker or dealer quotations. We investigate large differences, if any. Based on historical differences, we have not been required to adjust quotes provided by the third party entities’ pricing services used in estimating the fair value of these securities.
Level 3: Unobservable inputs that are not corroborated by market data.

Financial assets and liabilities

The fair value of our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2013 were as follows ($ amounts in thousands):

	Estimated Fair Value at
	June 30, 2013	Level 1	Level 2	Level 3
Corporate bonds (Note 6)	$3,581	$—	$3,581	$—
Cash equivalents	$21,778	$21,778	$—	$—
Senior secured term loan (Note 14)	$1,054,041	$—	$1,054,041	$—
7.375% senior notes (Note 14)	$499,800	$—	$499,800	$—

The fair value of our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 were as follows ($ amounts in thousands):

	Estimated Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
Corporate bonds (Note 6)	$11,727	$—	$11,727	$—
Cash equivalents	$14,370	$14,370	$—	$—
Senior secured term loan (Note 14)	$1,052,363	$—	$1,052,363	$—
7.375% senior notes (Note 14)	$484,488	$—	$484,488	$—

The carrying amount reported in the condensed consolidated balance sheets for accounts receivables, net, inventories, prepaid expenses and other current assets, accounts payable, payables due to distribution agreement partners, accrued salaries and employee benefits, accrued government pricing liabilities, accrued legal fees, accrued legal settlements, payable to former Anchen securityholders, and accrued expenses and other current liabilities approximate fair value because of their short-term nature.
As noted in Note 4, “Edict Acquisition”, we have contingent purchase price liabilities that represent subsequent milestone payments related to successful FDA inspection of the Par Formulations manufacturing facility and ANDA filings.  All contingent purchase price liabilities are expected to be paid within 18 months of the acquisition date. Through June 30, 2013, we had paid $9,908 thousand of the total $11,641 thousand contingent purchase price liabilities.
Non-financial assets and liabilities
The Company does not have any non-financial assets or liabilities as of June 30, 2013 or December 31, 2012 that are measured in the condensed consolidated financial statements at fair value.
We evaluate long-lived assets, including intangible assets with definite lives, for impairment periodically or whenever events or other changes in circumstances indicate that the carrying value of an asset may no longer be recoverable. If such circumstances are determined to exist, projected undiscounted future cash flows to be generated by the long-lived asset or the appropriate grouping of assets (level 3 inputs), is compared to the carrying value to determine whether impairment exists at its lowest level of identifiable cash flows. During the three months ended June 30, 2013, we ceased selling a product that had been acquired with the divested products from the Watson/Actavis Merger and recorded a total corresponding intangible asset impairment of $466 thousand. During the six months ended June 30, 2012, we abandoned an in-process research and development project which was acquired in the Anchen Acquisition and recorded a total corresponding intangible asset impairment of $2,000 thousand.

Fair Value Measurements:
FASB ASC 820-10 Fair Value Measurements and Disclosures defines fair value as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC 820 requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets and liabilities. Active market means a market in which transactions for assets or liabilities occur with “sufficient frequency” and volume to provide pricing information on an ongoing unadjusted basis. Cash equivalents include highly liquid investments with an original maturity of three months or less at acquisition. We have determined that our cash equivalents in their entirety are classified as Level 1 within the fair value hierarchy.
Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Our Level 2 assets primarily include debt securities, including corporate bonds with quoted prices that are traded less frequently than exchange-traded instruments. All of our Level 2 asset values are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The pricing model information is provided by third party entities (e.g., banks or brokers). In some instances, these third party entities engage external pricing services to estimate the fair value of these securities. We have a general understanding of the methodologies employed by the pricing services in their pricing models. We corroborate the estimates of non-binding quotes from the third party entities’ pricing services to an independent source that provides quoted market prices from broker or dealer quotations. We investigate large differences, if any. Based on historical differences, we have not been required to adjust quotes provided by the third party entities’ pricing services used in estimating the fair value of these securities.
Level 3: Unobservable inputs that are not corroborated by market data.
Financial assets and liabilities
The fair value of our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 were as follows ($ amounts in thousands):

	Estimated Fair Value at
	December 31, 2012	Level 1	Level 2	Level 3
	(Successor)
Corporate bonds (Note 6)	$11,727	$—	$11,727	$—
Cash equivalents	$14,370	$14,370	$—	$—

The fair value of our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 were as follows ($ amounts in thousands):

	Estimated Fair Value at
	December 31, 2011	Level 1	Level 2	Level 3
	(Predecessor)
Corporate bonds (Note 6)	$25,709	$—	$25,709	$—
Cash equivalents	$159,719	$159,719	$—	$—

The fair value of the senior secured credit term loan was estimated to approximate its carrying values at December 31, 2012 (level 2 inputs). The fair value of the Notes was estimated to be approximately $484,488 thousand at December 31, 2012 (level 2 inputs) as compared to their face value of $490,000 thousand.
The carrying amount reported in the consolidated balance sheets for accounts receivables, net, inventories, prepaid expenses and other current assets, accounts payable, payables due to distribution agreement partners, accrued salaries and employee benefits, accrued government pricing liabilities, accrued legal fees, accrued legal settlements, payable to former Anchen securityholders, and accrued expenses and other current liabilities approximate fair value because of their short-term nature.
As noted in Note 4, “Edict Acquisition”, we have contingent purchase price liabilities that represent subsequent milestone payments related to successful FDA inspection of the Par Formulations manufacturing facility and ANDA filings.  All contingent purchase price liabilities are expected to be paid within 18 months of the acquisition date. Through December 31, 2012, we had paid $9,908 thousand of the total $11,641 thousand contingent purchase price liabilities.
Non-financial assets and liabilities
The Company does not have any non-financial assets or liabilities as December 31, 2012 or December 31, 2011 that are measured in the consolidated financial statements at fair value.
We evaluate long-lived assets, including intangible assets with definite lives, for impairment periodically or whenever events or other changes in circumstances indicate that the carrying value of an asset may no longer be recoverable. If such circumstances are determined to exist, projected undiscounted future cash flows to be generated by the long-lived asset or the appropriate grouping of assets (level 3 inputs), is compared to the carrying value to determine whether impairment exists at its lowest level of identifiable cash flows. During the period from January 1, 2012 to September 28, 2012 (Predecessor), we abandoned an in-process research and development project and exited the market of a commercial product both of which were acquired in the Anchen Acquisition and recorded a total corresponding intangible asset impairment of $5,700 thousand.